Fair value of financial instruments - Summary of Change in Estimated Fair Value of Company's Level 3 Financial Instrument (Detail) (Level 3 [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at December 31	$ 3,666	$ 3,270
Private Placement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at December 31	3,270
Private placement warrants issued		2,888
Change in the value of private placement warrants	448	382
Change due to exercise of private placement warrants	(52)
Balance at December 31	$ 3,666	$ 3,270